Corgi Robots & Humanoids ETF
Schedule of Investments
June 30, 2026 (Unaudited)

COMMON STOCKS - 98.5%	Shares	Value
Aerospace Product and Parts Manufacturing - 6.8%
AeroVironment, Inc. (a)	812	$ 134,037
Archer Aviation, Inc. - Class A (a)	25,172	119,063
		253,100

Agriculture, Construction, and Mining Machinery Manufacturing - 7.9%
Caterpillar, Inc.	174	185,293
Deere & Co.	174	110,373
		295,666

Computer Systems Design and Related Services - 11.1%
Alphabet, Inc. - Class A	1,102	393,822
PTC, Inc. (a)	174	19,768
		413,590

General Freight Trucking - 2.2%
Serve Robotics, Inc. (a)	12,615	83,007

Industrial Machinery Manufacturing - 4.7%
JBT Marel Corp.	1,218	176,610

Machinery, Equipment, and Supplies Merchant Wholesalers - 5.5%
Richtech Robotics, Inc. - Class B (a)	44,631	94,172
Symbotic, Inc. (a)	2,436	109,498
		203,670

Medical Equipment and Supplies Manufacturing - 10.1%
Globus Medical, Inc. - Class A (a)	87	6,874
Intuitive Surgical, Inc. (a)	377	149,926
Procept Biorobotics Corp. (a)	5,278	119,177
Stryker Corp.	261	82,173
Zimmer Biomet Holdings, Inc.	232	19,973
		378,123

Motor Vehicle Manufacturing - 5.2%
Tesla, Inc. (a)	464	195,158

Navigational, Measuring, Electromedical, and Control Instruments Manufacturing - 5.8%
Cognex Corp.	2,987	216,319

Other Electrical Equipment and Component Manufacturing - 4.8%
Novanta, Inc. (a)	1,102	178,788

Other Financial Investment Activities - 5.9%
Aurora Innovation, Inc. (a)	32,132	219,140

Other Miscellaneous Retailers - 4.3%
Amazon.com, Inc. (a)	667	158,973

Semiconductor and Other Electronic Component Manufacturing - 16.4%

Ambarella, Inc. (a)	2,030		174,174
NVIDIA Corp.	2,175		435,196
			609,370

Software Publishers - 7.8%
Mobileye Global, Inc. - Class A (a)	13,688		132,500
UiPath, Inc. - Class A (a)	14,442		156,984
			289,484
TOTAL COMMON STOCKS (Cost $3,845,048)			3,670,998

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 1.5%	Shares		Value
First American Government Obligations Fund - Class X, 3.57% (b)	56,144		56,144
TOTAL MONEY MARKET FUNDS (Cost $56,144)			56,144

TOTAL INVESTMENTS - 100.0% (Cost $3,901,192)			3,727,142
Liabilities in Excess of Other Assets - (0.0)% (c)		(0.00008)	(299)
TOTAL NET ASSETS - 100.0%			$ 3,726,843

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
(c)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of June 30, 2026 (Unaudited)

Corgi Robots & Humanoids ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 3,670,998	$ –	$ –	$ 3,670,998
Money Market Funds	56,144	–	–	56,144
Total Investments	$ 3,727,142	$ –	$ –	$ 3,727,142

Refer to the Schedule of Investments for further disaggregation of investment categories.